UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:    12/31/13

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Absolute Return Fund

AmericaFirst Quantitative Strategies Fund

AmericaFirst Seasonal Trends Fund

December 31, 2013

AmericaFirst Quantitative Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290), Roseville, CA. The Funds’ distributor is Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the current Fund’s prospectus dated October 31, 2013 were as follows:
AmericaFirst Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	3.39%
AmericaFirst Defensive Growth Fund Class A, after waiver and reimbursement	2.93%
AmericaFirst Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.91%
AmericaFirst Defensive Growth Fund Class U, after waiver and reimbursement	3.43%
AmericaFirst Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.84%
AmericaFirst Defensive Growth Fund Class I, after waiver and reimbursement	1.95%

AmericaFirst Income Trends Fund Class A, gross of fee waivers or expense reimbursements	3.07%
AmericaFirst Income Trends Fund Class A, after waiver and reimbursement	2.76%
AmericaFirst Income Trends Fund Class U, gross of fee waivers or expense reimbursements	3.57%
AmericaFirst Income Trends Fund Class U, after waiver and reimbursement	3.26%
AmericaFirst Income Trends Fund Class I, gross of fee waivers or expense reimbursements	2.57%
AmericaFirst Income Trends Fund Class I, after waiver and reimbursement	1.95%

AmericaFirst Absolute Return Fund Class A, gross of fee waivers or expense reimbursements

AmericaFirst Absolute Return Fund Class A, after fee waiver and reimbursements

AmericaFirst Absolute Return Fund Class U, gross of fee waivers or expense reimbursements

AmericaFirst Absolute Return Fund Class U, after fee waiver and reimbursements

AmericaFirst Absolute Return Fund Class I, gross of fee waivers or expense reimbursements

AmericaFirst Absolute Return Fund Class I, after fee waiver and reimbursements

3.21% 2.96% 3.73% 3.46% 2.74% 1.95%
AmericaFirst Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.77%
AmericaFirst Quantitative Strategies Fund Class A, after waiver and reimbursement	1.54%
AmericaFirst Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.52%
AmericaFirst Quantitative Strategies Fund Class C, after waiver and reimbursement	2.29%

AmericaFirst Seasonal Trends Fund Class A, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class A, after fee waiver and reimbursements

AmericaFirst Seasonal Trends Fund Class U, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class U, after fee waiver and reimbursements

AmericaFirst Seasonal Trends Fund Class I, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class I, after fee waiver and reimbursements

4.24%* 2.45%* 4.67%* 2.95%* 3.86%* 1.95%*

*     From Financial Highlights.

The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.94% for Class I shares of the AmericaFirst Defensive Growth Fund’s average daily net assets through October 31, 2015. However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2013 were 3.40% for Class A, 3.90% for Class U and 2.90% for Class I of the AmericaFirst Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares and 1.40% for Class I shares of the AmericaFirst Income Trends Fund’s average daily net assets through October 31, 2015.However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2013 were 2.41% for Class A, 2.91% for Class U and 1.91% for Class I of the AmericaFirst Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Absolute Return Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.74% for Class I shares of the AmericaFirst Absolute Return Fund’s average daily net assets through October 31, 2015. However, as of November 8, 2013, Class I shares do not exclude borrowing costs from the expense limitation. Total Gross Operating Expenses during the six months ended December 31, 2013 were 3.00% for Class A and 3.50% for Class U and 2.50% for Class I of the AmericaFirst Absolute Return Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares and 2.25% for Class C shares of the AmericaFirst Quantitative Strategies Fund’s average daily net assets through October 31, 2015. Total Gross Operating Expenses during the six months ended December 31, 2013 were 1.77% for Class A and 2.52% for Class C of the AmericaFirst Quantitative Strategies Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Seasonal Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares and 1.95% for Class I shares of the AmericaFirst Seasonal Trends Fund’s average daily net assets through October 31, 2015. Total Gross Operating Expenses during the six months ended December 31, 2013 were 4.24% for Class A and 4.67% for Class U and 3.86% for Class I of the AmericaFirst Seasonal Trends Fund. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 3) sections of this report for gross and net expense related disclosure during the six months ended December 31, 2013.

1

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (7/1/13) and held for the entire period through 12/31/13.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2013 through December 31, 2013

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Defensive Growth Fund Class A (+9.91%)	$1,000.00	$1,099.10	$16.56
AmericaFirst Defensive Growth Fund Class U (+9.68%)	1,000.00	1,096.80	19.16
AmericaFirst Defensive Growth Fund Class I (+10.32%)	1,000.00	1,103.20	13.16

Hypothetical 5% Fund Return	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Defensive Growth Fund Class A	$1,000.00	$1,009.43	$15.85
AmericaFirst Defensive Growth Fund Class U	1,000.00	1,006.93	18.34
AmericaFirst Defensive Growth Fund Class I	1,000.00	1,012.69	12.59

*	Expenses are equal to the Fund’s annualized expense ratios of 3.13%, 3.63% and 2.48% for the AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

2

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2013 through December 31, 2013

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Income Trends Fund Class A (+5.63%)	$1,000.00	$1,056.30	$11.38
AmericaFirst Income Trends Fund Class U (+5.27%)	1,000.00	1,052.70	13.98
AmericaFirst Income Trends Fund Class I (+5.98%)	1,000.00	1,059.80	8.42

Hypothetical 5% Fund Return	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Income Trends Fund Class A	$1,000.00	$1,014.14	$11.14
AmericaFirst Income Trends Fund Class U	1,000.00	1,011.59	13.70
AmericaFirst Income Trends Fund Class I	1,000.00	1,017.03	8.24

*	Expenses are equal to the Fund’s annualized expense ratios of 2.20%, 2.70% and 1.62% for the AmericaFirst Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2013 through December 31, 2013

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period**
AmericaFirst Absolute Return Fund Class A (+25.08%)	$1,000.00	$1,250.80	$13.91
AmericaFirst Absolute Return Fund Class U (+24.81%)	1,000.00	1,248.10	16.72
AmericaFirst Absolute Return Fund Class I (+25.35%)	1,000.00	1,253.50	10.77

Hypothetical 5% Fund Return	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period**
AmericaFirst Absolute Return Fund Class A	$1,000.00	$1,012.85	$12.44
AmericaFirst Absolute Return Fund Class U	1,000.00	1,010.33	14.95
AmericaFirst Absolute Return Fund Class I	1,000.00	1,015.64	9.64

**	Expenses are equal to the Fund’s annualized expense ratios of 2.45%, 2.95% and 1.90% for the AmericaFirst Absolute Return Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 184/365to reflect the one-half year period.

3

AMERICAFIRST QUANTITATIVE FUNDS	SEMI-ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2013 through December 31, 2013

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Quantitative Strategies Fund Class A(+15.01%)	$1,000.00	$1,150.10	$8.13
AmericaFirst Quantitative Strategies Fund Class C (+14.72%)	1,000.00	1,147.20	12.19

Hypothetical 5% Fund Return	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period*
AmericaFirst Quantitative Strategies Fund Class A	$1,000.00	$1,017.64	$7.63
AmericaFirst Quantitative Strategies Fund Class C	1,000.00	1,013.86	11.43

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 2.25% for the AmericaFirst Quantitative Strategies Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from July 1, 2013 through December 31, 2013

Actual Fund Return (in parentheses)	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period**
AmericaFirst Seasonal Trends Fund Class A (-0.40%)	$1,000.00	$996.00	$4.15
AmericaFirst Seasonal Trends Fund Class U (-0.50%)	1,000.00	995.00	5.00
AmericaFirst Seasonal Trends Fund Class I (-0.30%)	1,000.00	997.00	3.31

Hypothetical 5% Fund Return	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period**
AmericaFirst Seasonal Trends Fund Class A	$1,000.00	$1,012.85	$12.43
AmericaFirst Seasonal Trends Fund Class U	1,000.00	1,010.33	14.95
AmericaFirst Seasonal Trends Fund Class I	1,000.00	1,015.38	9.91

**	Expenses are equal to the Fund’s annualized expense ratios of 2.45%, 2.95% and 1.95% for the AmericaFirst Seasonal Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 62/365 to reflect the period October 31, 2013 (commencement of operations) to December 31, 2013 for actual expenses and multiplied by 184/365 to reflect the one-half year period for hypothetical expenses.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363. Please read it carefully before you invest or send money.

4

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 102.59%
	AGRICULTURE - 11.90%
16,970	Altria Group, Inc. (a)	$651,478
5,687	British American Tobacco PLC (a)	610,898
12,973	Lorillard, Inc. (a)	657,472
6,777	Philip Morris International, Inc. (a)	590,480
12,048	Reynolds American, Inc. (a)	602,280
11,392	Universal Corp. (a)	622,003
		3,734,611
	BEVERAGES - 8.12%
13,369	Dr Pepper Snapple Group, Inc. (a)	651,338
8,235	Green Mountain Coffee Roasters, Inc. * (a)	622,401
11,778	Molson Coors Brewing Co. (a)	661,335
7,393	PepsiCo., Inc. (a)	613,175
		2,548,249
	BIOTECHNOLOGY - 2.16%
4,017	Celgene Corp. * (a)	678,712

	COSMETICS / PERSONAL CARE - 4.27%
19,750	Inter Parfums, Inc. (a)	707,248
7,790	Procter & Gamble Co. (a)	634,184
		1,341,432
	ELECTRIC - 11.20%
26,168	Hawaiian Electric Industries, Inc. (a)	681,938
8,177	NextEra Energy, Inc. (a)	700,115
21,589	PPL Corp. (a)	649,613
19,857	Public Service Enteprise Group, Inc. (a)	636,218
14,165	UNS Energy Corp. (a)	847,775
		3,515,659
	FOOD - 11.88%
14,415	Compbell Soup Co. (a)	623,881
19,192	ConAgra Foods, Inc. (a)	646,770
12,341	General Mills, Inc. (a)	615,939
8,980	Ingredion, Inc. (a)	614,771
11,170	Kraft Foods Group, Inc. (a)	602,286
15,532	Unilever NV (a)	624,852
		3,728,499
	GAS - 6.57%
14,445	AGL Resources, Inc. (a)	682,237
15,041	New Jersey Resources Corp (a)	695,496
7,626	Sempra Energy	684,510
		2,062,243
	HEALTHCARE-PRODUCTS-8.27%
9,581	Bazter International, Inc. (a)	666,359
52,686	Boston Scientific Corp. * (a)	633,286
4,837	Cooper Cos., Inc. (a)	599,014
11,271	St. Jude Medical, Inc. (a)	698,238
		2,596,897

The accompanying notes are an integral part of these financial statements.

5

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	HEALTHCARE-SERVICES-6.47%
999	HCA Holdings, Inc. * (a)	$47,662
6,520	Humana, Inc. (a)	672,995
8,023	Universal Health Services, Inc. (a)	651,949
7,134	WellPoint, Inc. (a)	659,110
		2,031,716
	HOUSEHOLD PRODUCTS / WARES - 6.25%
7,152	Clorox Co. (a)	663,420
6,243	Kimberly-Clark Corp. (a)	652,144
6,838	Tupperwate Brands Corp. (a)	646,396
		1,961,960
	OIL & GAS SERVICES - 2.48%
8,842	Targa Resources Corp. (a)	779,599

	PHARMACEUTICALS - 23.02%
4,206	Actavis PLC * (a)	706,608
11,589	Cardinal Health, Inc. (a)	774,261
12,621	Eli Lilly & Co. (a)	643,671
12,510	Endo Health Solutions, Inc. * (a)	843,925
14,278	Forest Laboratories, Inc. * (a)	857,108
7,119	Johnson & Johnson (a)	652,029
4,720	McKesson Corp. (a)	761,808
11,173	Omnicare, Inc. (a)	674,402
21,287	Pfizer, Inc. (a)	652,021
16,495	Teva Pharmaceutical Industries Ltd. (a)	661,120
		7,226,953

	TOTAL COMMON STOCK (Cost - $29,107,867)	32,206,530
Units
	UNIT INVESTMENT TRUST - 1.43%
51,064	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	449,230
	TOTAL UNIT INVESTMENT TRUST (Cost - $447,541)
Shares
	SHORT-TERM INVESTMENTS - 1.88%
	MONEY MARKET FUND - 1.88%
591,499	Dreyfus Cash Management, Institutional Shares - 0.04% **	591,499
	TOTAL SHORT-TERM INVESTMENTS (Cost - $591,499)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 105.90% (Cost - $30,146,907) (b)	$33,247,259
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (18.06) % ( Proceeds - $5,237,930)	(5,669,212)
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 12.16%	3,816,104
	NET ASSETS - 100.0%	$31,394,151

The accompanying notes are an integral part of these financial statements.

6

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (18.06) %
	COMMON STOCK - (18.06) %
	BEVERAGES - (1.98) %
(8,235)	Green Mountain Coffee Roasters, Inc.	$(622,401)

	COMPUTERS - (2.23) %
(16,158)	FleerMatics Group PLC	(698,834)

	ELECTRIC - (1.90) %
(18,089)	FirstEnergy Corp.	(596,575)

	FOOD - (2.09) %
(19,634)	Hillshire Brands Co.	(656,561)

	MINING - (2.00) %
(35,508)	Barrick Gold Corp.	(626,006)

	OIL & GAS - (1.88) %
(24,140)	Sanchez Energy Corp.	(591,671)

	PHARMACEUTICALS - (2.06) %
(16,863)	Abbott Laboratories	(646,359)

	REAL ESTATE INVESTMENT TRUSTS - (1.90) %
(59,798)	Annaly Capital Management, Inc.	(596,186)

	SOFTWARE - (2.02) %
(36,875)	AVG Technologies NV	(634,619)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $5,237,930)	$(5,669,212)

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2013 and is subject to change daily.

^	Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2013 amounted to $449,230 representing 1.43% of net assets.

(a)	All or a portion of the security is segregated as collateral for securities sold short at December 31, 2013.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $25,046,477 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,012,832
Unrealized depreciation:	(481,262)
Net unrealized appreciation:	$2,531,570

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
PHARMACEUTICALS, NET	$6,580,594	23.86%
AGRICULTURE	3,734,611	13.54%
FOOD, NET	3,071,938	11.14%
ELECTRIC, NET	2,919,084	10.58%
HEALTHCARE-PRODUCTS	2,596,897	9.42%
GAS	2,062,243	7.48%
HEALTHCARE-SERVICES	2,031,716	7.37%
HOUSEHOLD PRODUCTS/WARES	1,961,960	7.11%
BEVERAGES	1,925,848	6.98%
COSMETICS/PERSONAL CARE	1,341,432	4.86%
OIL & GAS SERVICES	779,599	2.83%
BIOTECHNOLOGY	678,712	2.46%
MONEY MARKET FUND	591,499	2.14%
UNIT INVESTMENT TRUST	449,230	1.63%
OIL & GAS	(591,671)	-2.15%
REAL ESTATE INVESTMENT TRUSTS	(596,186)	-2.16%
MINING	-626,006	-2.27%
SOFTWARE	(634,619)	-2.30%
COMPUTERS	(698,834)	-2.53%
Total Portfolio Holdings	27,578,047	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31 2013 and are subject to change.

The accompanying notes are an integral part of these financial statements.

7

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 51.78%
	AUTO PARTS & EQUIPMENT - 3.56%
11,633	Icahn Enterprises LP	$1,272,767

	BIOTECHNOLOGY - 3.00%
127,008	PDL BioPharma, Inc.	1,071,947

	CHEMICALS - 1.98%
5,020	Terra Nitrogen Co. LP	708,322

	COAL - 2.90%
13,437	Alliance Resource Partners LP	1,034,649

	COMMERCIAL SERVICES - 2.87%
18,823	Macquarie Infrastructure Co.	1,024,536

	ENTERTAINMENT - 4.51%
23,172	Cedar Fair LP	1,148,868
56,548	Gaming Partners International Corp. *	463,128
		1,611,996
	MEDIA - 6.77%
47,452	LIN Media LLC *	1,362,347
29,564	Sinclair Broadcast Group, Inc.	1,056,322
		2,418,669
	OIL & GAS - 2.51%
21,806	Seadrill Ltd.	895,790

	PIPELINES - 5.94%
17,783	Magellan Midstream Partners LP	1,125,130
19,258	Plains All American Pipeline LP	996,987
		2,122,117
	PRIVATE EQUITY - 3.22%
47,328	KKR & Co. LP	1,151,964

	REAL ESTATE INVESTMENT TRUSTS - 14.52%
51,046	Colony Financial, Inc.	1,035,723
82,107	Medical Properties Trust, Inc.	1,003,348
182,035	Newcastle Investment Corp.	1,044,881
54,818	Redwood Trust, Inc.	1,061,825
51,104	STAG Industrial, Inc.	1,042,010
		5,187,787

	TOTAL COMMON STOCK (Cost - $17,631,262)	18,500,544

	EXCHANGE TRADED FUND - 37.78%
	DEBT FUND - 37.78%
36,406	SPDR Barclays High Yield Bond ETF	1,476,627
389,570	SPDR Barclays Short Term High Yield Bond ETF	12,022,130

	TOTAL EXCHANGE TRADED FUND (Cost - $13,484,024)	13,498,757

The accompanying notes are an integral part of these financial statements.

8

AmericaFirst Income Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Units		Value
	UNIT INVESTMENT TRUSTS - 9.16%
129,891	AmericaFirst Defensive Growth & Income Portfolio, Series 1^	$1,224,404
50,385	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	443,257
165,166	AmericaFirst Defensive Growth & Income Portfolio, Series 3^	1,604,340
	TOTAL UNIT INVESTMENT TRUSTS (Cost - $3,291,576)	3,272,001

Principal	BONDS & NOTES - 3.24%
	INSURANCE - 2.17%
$875,000	Genworth Holdings, Inc., 6.15%, 11/15/66	774,375

	LODGING - 1.07%
800,000	Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	384,000

	TOTAL BONDS & NOTES (Cost - $1,085,635)	1,158,375

Shares	SHORT-TERM INVESTMENTS - 5.52%
	MONEY MARKET FUND - 5.52%
1,971,128	Dreyfus Cash Management, Institutional Shares - 0.04% *	1,971,128
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,971,128)

	TOTAL INVESTMENTS - 107.48% (Cost - $37,463,625) (a)	$38,400,805
	LIABILITIES LESS OTHER ASSETS - (7.48) %	(2,672,861)
	NET ASSETS - 100.0%	$35,727,944

LP - Limited Partnership.

*	The rate shown represents the rate at December 31, 2013 and is subject to change daily.

^	Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2013 amounted to $3,272,001 representing 9.16% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,417,573 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,478,829
Unrealized depreciation:	(495,597)
Net unrealized appreciation:	$983,232

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
EXCHANGE TRADED FUND	$13,498,757	35.15%
REAL ESTATE INVESTMENT TRUSTS	5,187,787	13.51%
UNIT INVESTMENT TRUST	3,272,001	8.52%
MEDIA	2,418,669	6.30%
PIPLINES	2,122,117	5.53%
MONEY MARKET FUND	1,971,128	5.13%
ENTERTAINMENT	1,611,996	4.20%
AUTO PARTS & EQUIPMENT	1,272,767	3.31%
PRIVATE EQUITY	1,151,964	3.00%
BIOTECHNOLOGY	1,071,947	2.79%
COAL	1,034,649	2.69%
COMMERCIAL SERVICES	1,024,536	2.67%
OIL & GAS	895,790	2.33%
INSURANCE	774,375	2.02%
CHEMICALS	708,322	1.84%
LODGING	384,000	1.00%
Total Portfolio Holdings	$38,400,805	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31 2013 and are subject to change.

The accompanying notes are an integral part of these financial statements.

9

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 94.13%
	AGRICULTURE - 3.65%
12,721	Universal Corp.	$694,567

	BEVERAGES - 7.74%
15,054	Dr Pepper Snapple Group, Inc.	733,431
13,176	Molson Coors Brewing Co.	739,832
		1,473,263
	CHEMICALS - 3.97%
17,006	Dow Chemical Co.	755,066

	COAL - 3.53%
8,719	Alliance Resource Partners LP	671,363

	COSMETICS / PERSONAL CARE - 4.25%
22,608	Inter Parfums, Inc.	809,592

	DIVERSIFIED FINANCIAL SERVICES - 11.62%
12,984	Discover Financial Services	726,455
26,556	SLM Corp.	697,892
13,248	WageWorks, Inc. *	787,461
		2,211,808
	FOOD - 3.57%
9,935	Ingredion, Inc.	680,150

	FOREST PRODUCTS & PAPER - 6.74%
14,721	International Paper Co.	721,771
10,904	Schweitzer-Mauduit International, Inc.	561,229
		1,283,000
	HEALTHCARE-PRODUCTS-3.10%
69,000	Medical Action Industries, Inc. *	590,640

	HEALTHCARE-SERVICES-7.44%
6,933	Humana, Inc.	715,624
7,593	WellPoint, Inc.	701,517
		1,417,141
	INSURANCE - 7.83%
13,327	America International Group, Inc.	680,343
15,712	Lincoln National Corp.	811,053
		1,491,396
	INTERNET - 3.60%
8,273	TripAdvisor, Inc. *	685,253

	MEDIA - 3.39%
4,407	Liberty Media Corp. *	645,405

The accompanying notes are an integral part of these financial statements.

10

AmericaFirst Absolute Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	PHARMACEUTICALS - 10.23%
13,290	Catamaran Corp. *	$631,009
9,191	Endo Health Solutions, Inc. *	620,025
8,853	Herbalife Ltd.	696,731
		1,947,765
	RETAIL - 4.26%
16,201	Jack in the Box, Inc. *	810,374

	SAVINGS & LOANS - 4.63%
44,967	Flagstar Bancorp, Inc. *	882,253

	TRUCKING & LEASING - 4.58%
26,520	Greenbrier Cos., Inc. *	870,917

	TOTAL COMMON STOCK (Cost - $15,649,508)	17,919,953

Units
	UNIT INVESTMENT TRUST - 4.03%
65,056	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	572,324
20,166	AmericaFirst Defensive Growth & Income Portfolio, Series 3^	195,882
	TOTAL UNIT INVESTMENT TRUST (Cost - $773,751)	768,206

	TOTAL INVESTMENTS - 98.16% (Cost - $16,423,259) (a)	$18,688,159
	OTHER ASSETS LESS LIABILITIES - 1.84%	349,547
	NET ASSETS - 100.0%	$19,037,706

LP - Limited Partnership.

*	Non-income producing security.

^	Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2013 amounted to $768,206 representing 4.03% of net assets.

(a)	Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,444,517 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,364,156
Unrealized depreciation:	(120,514)
Net unrealized appreciation:	$2,243,642

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
DIVERSIFIED FINANCIAL SERVICES	$2,211,808	11.84%
PHARMACEUTICALS	1,947,765	10.42%
INSURANCE	1,491,396	7.98%
BEVERAGES	1,473,263	7.88%
HEALTHCARE-SERVICES	1,417,141	7.58%
FOREST PRODUCTS & PAPER	1,283,000	6.87%
SAVINGS & LOANS	882,253	4.72%
TRUCKING & LEASING	870,917	4.66%
RETAIL	810,374	4.34%
COSMETICS/PERSONAL CARE	809,592	4.33%
UNIT INVESTMENT TRUST	768,206	4.11%
CHEMICALS	755,066	4.04%
AGRICULTURE	694,567	3.72%
INTERNET	685,253	3.67%
FOOD	680,150	3.64%
COAL	671,363	3.59%
MEDIA	645,405	3.45%
HEALTHCARE-PRODUCTS	590,640	3.16%
Total Portfolio Holdings	18,688,159	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31 2013 and are subject to change.

The accompanying notes are an integral part of these financial statements.

11

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 74.28%
	AGRICULTURE - 2.86%
28,294	Universal Corp.	$1,544,852

	AIRLINES - 2.26%
80,929	American Airline Group, Inc. *	1,084,806
5,385	American Airline Group, Inc. *	135,971
		1,220,777
	BEVERAGES - 4.06%
32,099	Dr Pepper Snapple Group, Inc.	1,563,863
11,240	Molson Coors Brewing Co.	631,126
		2,194,989
	COAL - 1.06%
28,733	Natural Resource Partners LP	572,936

	COMPUTERS - 1.12%
16,954	Lexmark International, Inc.	602,206

	COSMETICS / PERSONAL CARE - 2.85%
43,033	Inter Parfums, Inc.	1,541,012

	DISTRIBUTION / WHOESALE - 1.26%
12,591	Arrow Electronics, Inc. *	683,062

	DIVERSIFIED FINANCIAL SERVICES - 4.61%
11,684	Discover Financial Services	653,720
23,979	SLM Corp.	630,168
11,559	WageWorks, Inc. *	687,067
5,932	World Acceptance Corp. *	519,228
		2,490,183
	ELECTRIC - 3.59%
43,099	Calpine Corp.	840,861
18,384	UNS Energy Corp.	1,100,282
		1,941,143
	ELECTRONICS - 1.11%
76,887	Flextronics International Ltd. *	597,412

	FOOD - 2.94%
23,208	Ingredion, Inc.	1,588,820

	HEALTHCARE-SERVICES-3.72%
9,858	Humana, Inc.	1,017,543
10,748	WellPoint, Inc.	993,008
		2,010,551
	INSURANCE - 4.83%
12,506	American International Group, Inc.	638,431
13,409	Loncoln National Corp.	692,173
21,947	Montpelier Re Holdings Ltd.	638,658
6,071	PartnerRe Ltd.	640,066
		2,609,328

The accompanying notes are an integral part of these financial statements.

12

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	INTERNET - 1.12%
7,296	TripAdvisor, Inc. *	$604,328

	IRON / STEEL - 2.15%
22,543	Cliffs Nautral Resources, Inc.	590,852
37,300	Vale SA - ADR	568,825
		1,159,677
	MEDIA - 1.07%
3,941	Liberty Media Corp. *	577,159

	MINING - 3.24%
18,840	AMCOL International Corp.	640,183
8,525	BHP Billiton Ltd. - ADR	581,405
117,082	Gold Resource Corp.	530,381
		1,751,969
	PHARMACEUTICALS - 5.73%
13,096	Catamaran Corp. *	621,798
20,142	Endo Health Solutions, Inc. *	1,358,779
14,157	Herbalife Ltd.	1,114,156
		3,094,733
	PIPELINES - 10.87%
41,663	NuStar Energy LP	2,124,396
33,973	ONEOK Partners LP	1,788,678
25,956	Sunoco Logistics Partners LP	1,959,159
		5,872,233
	PRIVATE EQUITY - 7.74%
69,025	Blackstone Group LP	2,174,288
82,477	KKR & Co. LP	2,007,490
		4,181,778
	RETAIL - 2.38%
11,045	GameStop Corp.	544,077
14,860	Jack in the Box, Inc *	743,297
		1,287,374
	SAVINGS & LOANS - 1.36%
37,308	Flagstar Bancorp., Inc. *	731,983

	TRANSPORTATION - 2.35%
165,989	Overseas Shipholding Group, Inc. *	1,269,816

	TOTAL COMMON STOCK (Cost - $35,757,270)	40,128,321

	EXCHANGE TRADED FUND - 19.20%
	DEBT FUND - 19.20%
336,151	SPDR Barclays Short Term High Yield Bond ETF	10,373,620
	TOTAL EXCHANGE TRADED FUND (Cost - $10,374,850)

The accompanying notes are an integral part of these financial statements.

13

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Principal		Value
	BONDS & NOTES - 2.52%
	BANKS - 0.04%
$20,000	Banco Hipotecario SA, 9.75%, 4/27/2016	$20,025

	INSURANCE - 1.59%
975,000	Genworth Holdings, Inc., 6.15%, 11/15/2066	862,875

	LODGING - 0.89%
1,000,000	Caesars Entertainment Operation Co., Inc., 10.00%, 12/15/2018	480,000

	TOTAL BONDS & NOTES (Cost - $1,262,081)	1,362,900

Units	UNIT INVESTMENT TRUSTS - 5.55%
251,406	AmericaFirst Defensive Growth & Income Portfolio, Series 1^	2,369,854
57,281	AmericaFirst Defensive Growth & Income Portfolio, Series 2^	503,924
12,784	AmericaFirst Defensive Growth & Income Portfolio, Series 3^	124,177
	TOTAL UNIT INVESTMENT TRUSTS (Cost - $2,987,437)	2,997,955
Shares
	SHORT-TERM INVESTMENTS - 4.79%
	MONEY MARKET FUND - 4.79%
2,588,290	Dreyfus Cash Management, Institutional Shares, 0.04% **	2,588,290
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,588,290)

	TOTAL INVESTMENTS - 106.34% (Cost - $52,969,928) (a)	$57,451,086
	LIABILITIES LESS OTHER ASSETS - (6.34) %	(3,427,150)
	NET ASSETS - 100.00%	$54,023,936

*	Non-income producing security.

**	The rate shown represents the rate at December 31, 2013 and is subject to change daily.

^	Affiliated security. The aggregate fair value of all securities of affiliated companies held in the Fund as of December 31, 2013 amounted to $2,997,955 representing 5.55% of net assets.

ADR - American Depositary Receipt

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,970,667 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$4,923,706
Unrealized depreciation:	(443,287)
Net unrealized appreciation:	$4,480,419

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
EXCHANGE TRADED FUND	$10,373,620	18.06%
PIPELINES	5,872,233	10.22%
PRIVATE EQUITY	4,181,778	7.28%
INSURANCE	3,472,203	6.04%
PHARMACEUTICALS	3,094,733	5.39%
UNIT INVESTMENT TRUST	2,997,955	5.22%
MONEY MARKET FUND	2,588,290	4.51%
DIVERSIFIED FINANCIAL SERVICES	2,490,183	4.33%
BEVERAGES	2,194,989	3.82%
HEALTHCARE-SERVICES	2,010,551	3.50%
ELECTRIC	1,941,143	3.38%
MINING	1,751,969	3.05%
FOOD	1,588,820	2.77%
AGRICULTURE	1,544,852	2.69%
COSMETICS/PERSONAL CARE	1,541,012	2.68%
RETAIL	1,287,374	2.24%
TRANSPORTATION	1,269,816	2.21%
AIRLINES	1,220,777	2.12%
IRON/STEEL	1,159,677	2.02%
SAVINGS & LOANS	731,983	1.27%
DISTRIBUTION/WHOLESALE	683,062	1.19%
INTERNET	604,328	1.05%
COMPUTERS	602,206	1.05%
ELECTRONICS	597,412	1.04%
MEDIA	577,159	1.00%
COAL	572,936	1.00%
LODGING	480,000	0.84%
BANKS	20,025	0.03%
Total Portfolio Holdings	$57,451,086	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2013 and are subject to change.

The accompanying notes are an integral part of these financial statements.

14

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - 89.01%
	AEROSPACE / DEFENSE - 3.72%
2,943	L-3 Communicationas Holdings, Inc.	$314,489

	AIRLINES - 3.50%
10,775	Delta Ait Lines, Inc.	295,989

	CHEMICALS - 20.95%
6,067	Aziall Corp.	287,818
6,132	Cabot Corp.	315,185
1,267	CF Industries Holdings, Inc.	295,262
5,181	Methanex Corp.	306,922
5,135	Minerals Technologies, Inc.	308,460
1,817	Terra Nitrogen Co. LP	256,379
		1,770,026
	COAL - 3.60%
3,944	Alliance Resource Partners LP	303,688

	COMMERCIAL SERVICES - 7.15%
6,818	Grand Canyon Education, Inc. *	297,265
17,803	Western Union Co.	307,102
		604,367
	COMPUTERS - 3.48%
8,288	Lexmark International, Inc.	294,390

	DISTRIBUTION / WHOLESALE - 3.73%
5,804	Arrow Electronics, Inc. *	314,867

	DIVERSIFIED FINANCIAL SERVICES - 7.02%
11,354	SLM Corp.	298,383
3,365	World Acceptance Corp. *	294,538
		592,921
	ELECTRONICS - 3.73%
40,598	Flextronics International Ltd. *	315,446

	ENTERTAINMENT - 3.76%
8,948	DreamWorks Animation SKG, Inc. *	317,654

	FOREST PRODUCTS & PAPER - 3.74%
5,650	KapStone Paper and Packaging Corp. *	315,609

	INSURANCE - 7.31%
10,427	Montpelier Re Holdings Ltd.	303,426
2,982	PartnerRe Ltd.	314,392
		617,818
	INTERNET - 3.18%
10,089	Pandora Media, Inc. *	268,367

The accompanying notes are an integral part of these financial statements.

15

AmericaFirst Seasonal Trends Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value
	IRON / STEEL - 3.87%
11,076	United States Steel Corp.	$326,742

	METAL FABRICATE / HARDWARE - 3.56%
3,725	CIRCOR International, Inc.	300,906

	RETAIL - 2.98%
49,684	Rite Aid Corp. *	251,401

	TELECOMMUNICATIONS - 3.73%
11,664	ADTRAN, Inc.	315,045

	TOTAL COMMON STOCK (Cost - $7,466,612)	7,519,725

	SHORT-TERM INVESTMENTS - 9.91%
	MONEY MARKET FUND - 9.91%
837,416	Dreyfus Cash Management, Institutional Shares - 0.04% +	837,416
	TOTAL SHORT-TERM INVESTMENTS (Cost - $837,416)

	TOTAL INVESTMENTS - 98.92% (Cost - $8,304,028) (a)	$8,357,141
	OTHER ASSETS LESS LIABILITIES - 1.08%	91,656
	NET ASSETS - 100.0%	$8,448,797

LP - Limited Partnership.

*	Non-income producing security

+	The rate shown represents the rate at December 31, 2013 and is subject to change daily.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,304,028 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$213,942
Unrealized depreciation:	(160,829)
Net unrealized appreciation:	$53,113

The Fund’s holdings were divided among the following economic sectors:

	Value	Percentage
CHEMICALS	$1,770,026	21.18%
MONEY MARKET FUND	837,416	10.02%
INSURANCE	617,818	7.39%
COMMERCIAL SERVICES	604,367	7.23%
DIVERSIFIED FINANCIAL SERVICES	592,921	7.09%
IRON/STEEL	326,742	3.91%
ENTERTAINMENT	317,654	3.80%
FOREST PRODUCTS & PAPER	315,609	3.78%
ELECTRONICS	315,446	3.77%
TELECOMMUNICATIONS	315,045	3.77%
DISTRIBUTION/WHOLESALE	314,867	3.77%
AEROSPACE/DEFENSE	314,489	3.76%
COAL	303,688	3.63%
METAL FABRICATE/HARDWARE	300,906	3.60%
AIRLINES	295,989	3.54%
COMPUTERS	294,390	3.52%
INTERNET	268,367	3.21%
RETAIL	251,401	3.01%
Total Portfolio Holdings	$8,357,141	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of December 31, 2013 and are subject to change.

The accompanying notes are an integral part of these financial statements.

16

AmericaFirst Funds

Statements of Assets and Liabilities (Unaudited)

December 31, 2013

	Defensive Growth Fund	Income Trends Fund	Absolute Return Fund	Quantitative Strategies Fund	Seasonal Trends Fund
ASSETS:
Investments in securities, at value:
Unaffiliated investments	$32,798,029	$35,128,804	$17,919,953	$54,453,131	$8,357,141
Affiliated investments	449,230	3,272,001	768,206	2,997,955	—
Total investments, at value	33,247,259	38,400,805	18,688,159	57,451,086	8,357,141
Foreign Currency, at value (Cost of $43,101 and $13,073)	—	—	46,746	14,183
Deposit at broker for securities sold short	3,652,311	—	146	—	—
Receivables:
Capital shares sold	101,680	7,068	125,000	255,440	95,000
Securities sold	—	365,625	348,056	950,625	—
Dividends	70,036	117,220	22,383	61,966	3,764
Interest	14	10,275	—	12,094	17
Due from manager	—	—	—	—	3,437
Prepaid expenses	38,527	42,313	39,284	48,504	—
Total assets	37,109,827	38,943,306	19,269,774	58,793,898	8,459,359

LIABILITIES:
Securities sold short	5,669,212	—	—	—	—
Payables:
Distribution and/or service (12b-1) fees	5,612	12,569	3,981	32,335	2,651
Due to manager	12,899	17,910	7,169	6,750	—
Securities purchased	—	3,100,915	—	4,290,498	—
Due to custodian	—	—	181,036	—	—
Capital shares redeemed	16,278	77,175	25,151	380,808	12
Due to administrator and related parties	3,867	4,343	2,464	4,919	140
Accrued interest expense	3,786	—	—	—	—
Other liabilities and accrued expenses	4,022	2,450	12,267	54,652	7,759
Total liabilities	5,715,676	3,215,362	232,068	4,769,962	10,562

NET ASSETS	$31,394,151	$35,727,944	$19,037,706	$54,023,936	$8,448,797

Investments in securities, at cost	$30,146,907	$37,463,625	$16,423,259	$52,969,928	$8,304,028
Securities sold short, at proceeds	(5,237,930)	—	—	—	—

NET ASSETS CONSIST OF:
Paid-in capital	$28,816,086	$41,174,903	$25,281,482	$48,539,202	$8,529,592
Undistributed net investment income (loss)	(158,694)	(478,632)	(92,022)	258,114	(4,562)
Accumulated net realized capital gain (loss)	67,689	(5,905,507)	(8,420,299)	744,352	(129,346)
Net unrealized appreciation (depreciation) on investments	2,669,070	937,180	2,268,545	4,482,268	53,113
NET ASSETS	$31,394,151	$35,727,944	$19,037,706	$54,023,936	$8,448,797

The accompanying notes are an integral part of these financial statements.

17

AmericaFirst Funds

Statements of Assets and Liabilities (Continued) (Unaudited)

December 31, 2013

	Defensive Growth Fund	Income Trends Fund	Absolute Return Fund	Quantitative Strategies Fund	Seasonal Trends Fund
Net Asset Value Per Share
Class A Shares
Net Assets	$12,728,368	$13,955,189	$9,461,056	$24,666,377	$4,037,703
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,073,791	1,484,830	814,441	3,646,503	405,452
Net Asset Value per share	$11.85	$9.40	$11.62	$6.76	$9.96
Maximum offering price per share (maximum sales load of 5%, 4%, 5%, 4% and 5%, respectively)	$12.47	$9.79	$12.23	$7.04	$10.48
Minimum redemption price per share (1)	$11.73	$9.31	$11.50	$6.69	$9.86

Class I Shares
Net Assets	$11,035,900	$9,949,195	$899,360	$—	$2,977,834
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	916,731	1,057,480	76,388	—	298,813
Net Asset Value and offering price per share	$12.04	$9.41	$11.77	$—	$9.97
Minimum redemption price per share (3)	$11.92	$9.31	$11.65	$—	$9.87

Class U Shares
Net Assets	$7,629,883	$11,823,560	$8,677,290	$—	$1,433,260
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	653,748	1,258,563	759,620	—	144,020
Net Asset Value per share	$11.67	$9.39	$11.42	$—	$9.95
Maximum offering price per share (maximum sales load of 2.50%, 2.00%, 2.50% and 2.50%, respectively)	$11.97	$9.58	$11.71	$—	$10.21
Minimum redemption price per share (1)	$11.55	$9.30	$11.31	$—	$9.85

Class C Shares
Net Assets	$—	$—	$—	$29,357,559	$—
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	—	—	—	4,369,220	—
Net Asset Value per share	$—	$—	$—	$6.72	$—
Maximum offering price per share (maximum sales load of 0%, 0%, 0% and 1%, respectively)	$—	$—	$—	$6.79	$—
Minimum redemption price per share (2)(3)	$—	$—	$—	$6.65	$—

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.

The accompanying notes are an integral part of these financial statements.

18

AmericaFirst Funds

Statements of Operations (Unaudited)

For the Six Months or Period Ended December 31, 2013

	For the Six Months Ended December 31, 2013				For the Period* Ended December 31, 2013
	Defensive Growth Fund	Income Trends Fund	Absolute Return Fund	Quantitative Strategies Fund	Seasonal Trends Fund*

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $5,742, $0, $0, $4,263 and $179, respectively)	$275,921	$746,952	$162,252	$488,653	$16,446
Interest income	127	282,167	56	295,900	38
	276,048	1,029,119	162,308	784,553	16,484
EXPENSES:
Management fees	214,613	209,058	141,301	251,257	13,780
Distribution and/or service (12b-1) fees - Class A	30,324	31,197	23,496	28,579	2,320
Distribution and/or service (12b-1) fees - Class C	—	—	—	136,941	—
Distribution and/or service (12b-1) fees - Class U	34,592	55,837	43,686	—	1,265
Administrator and related party fees	22,974	27,860	16,147	41,640	836
Registration fees	35,288	35,287	35,288	35,288	5,573
Custody fees	7,352	6,419	5,880	7,112	1,671
Legal Fees	8,058	7,562	6,050	12,098	2,507
Audit and tax fees	6,302	6,806	6,806	6,554	2,823
Compliance officer compensation	7,562	7,562	7,563	7,562	2,507
Interest expense	73,486	6	1,589	605	—
Trustees’ fees	2,960	3,026	2,760	3,769	468
Printing fees	5,042	8,562	5,042	7,077	1,672
Insurance fees	2,017	2,083	2,772	4,536	669
Dividend expenses	24,130	—	—	—	—
Miscellaneous	5,054	5,054	6,062	4,286	2,172

Total expenses	479,754	406,319	304,442	547,304	38,263
Less fees waived and expenses absorbed	(45,012)	(38,445)	(52,043)	(66,844)	(17,217)

Net expenses	434,742	367,874	252,399	480,460	21,046

Net investment income (loss)	(158,694)	661,245	(90,091)	304,093	(4,562)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	2,697,693	100,472	1,283,366	3,494,002	(129,346)
Securities sold short	(1,396,551)	13,223	—	362	—
Change in net unrealized appreciation (depreciation) on:
Investments and foreign currency transactions (including affiliated of $1,689, $8,727, $(5,545), $70,792 and $0)	918,819	1,064,328	2,978,260	3,250,831	53,113
Securities sold short	611,985	—	—	—	—

Net realized and unrealized gain (loss) on investments	2,831,946	1,178,023	4,261,626	6,745,195	(76,233)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,673,252	$1,839,268	$4,171,535	$7,049,288	$(80,795)

*	Commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

19

AmericaFirst Funds

Statements of Changes in Net Assets

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2013	June 30, 2013	December 31, 2013	June 30, 2013
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(158,694)	$(104,046)	$661,245	$1,518,667
Net realized gain (loss) on investments. options written and securities sold short	1,301,142	1,397,773	113,695	517,479
Change in net unrealized appreciation (depreciation) on investments and securities sold short	1,530,804	868,890	1,064,328	(141,394)
Net increase (decrease) in net assets resulting from operations	2,673,252	2,162,617	1,839,268	1,894,752

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(864,905)	(400,109)	—	—
Net realized gain - Class I	(746,497)	(153,077)	—	—
Net realized gain - Class U	(533,621)	(312,144)	—	—
Net investment income - Class A	—	(39,645)	(447,868)	(434,126)
Net investment income - Class I	—	(14,862)	(369,672)	(407,929)
Net investment income - Class U	—	(29,972)	(368,389)	(528,430)
Return of capital - Class A	—	—	—	(108,132)
Return of capital - Class I	—	—	—	(100,276)
Return of capital - Class U	—	—	—	(124,150)
Total distributions to shareholders	(2,145,023)	(949,809)	(1,185,929)	(1,703,043)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	3,868,133	6,866,571	4,366,561	6,538,898
Reinvestment of dividends	803,479	417,838	272,568	379,463
Cost of shares redeemed	(2,932,021)	(2,904,216)	(1,254,027)	(2,196,297)
Redemption fees	1,123	1,226	418	139
Total Class A Transactions	1,740,714	4,381,419	3,385,520	4,722,203

Class I
Proceeds from shares sold	3,382,762	6,941,096	2,595,178	5,544,826
Reinvestment of dividends	616,425	152,915	287,692	362,308
Cost of shares redeemed	(1,549,379)	(1,655,191)	(2,024,073)	(1,776,463)
Redemption fees	894	1,936	333	883
Total Class I Transactions	2,450,702	5,440,756	859,130	4,131,554

Class U
Proceeds from shares sold	1,557,347	2,663,564	1,838,129	3,453,208
Reinvestment of dividends	524,424	319,917	201,107	379,971
Cost of shares redeemed	(712,778)	(2,874,087)	(1,258,801)	(3,466,241)
Redemption fees	646	500	376	199
Total Class U Transactions	1,369,639	109,894	780,811	367,137

Net increase (decrease) from capital share transactions	5,561,055	9,932,069	5,025,461	9,220,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,089,284	11,144,877	5,678,800	9,412,603

NET ASSETS:
Beginning of period	25,304,867	14,159,990	30,049,144	20,636,541
End of period**	$31,394,151	$25,304,867	$35,727,944	$30,049,144

** Includes undistributed net investment income (loss) of:	$(158,694)	$—	$(478,632)	$46,052

The accompanying notes are an integral part of these financial statements.

20

AmericaFirst Funds

Statements of Changes in Net Assets (Continued)

	Defensive Growth Fund		Income Trends Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	December 31, 2013	June 30, 2013	December 31, 2013	June 30, 2013
SHARE ACTIVITY:	(Unaudited)		(Unaudited)
Class A
Shares sold	321,885	608,569	468,915	705,303
Reinvested distributions	68,615	39,788	29,345	41,304
Shares redeemed	(245,613)	(263,401)	(134,415)	(237,699)
Net increase (decrease)	144,887	384,956	363,845	508,908

Class I
Shares sold	278,213	609,337	278,641	594,244
Reinvested distributions	51,844	14,438	30,973	39,410
Shares redeemed	(131,334)	(154,695)	(217,979)	(192,420)
Net increase (decrease)	198,723	469,080	91,635	441,234

Class U
Shares sold	241,383	241,383	196,928	369,336
Reinvested distributions	30,752	30,752	21,669	41,415
Shares redeemed	(268,238)	(268,238)	(135,588)	(379,357)
Net increase (decrease)	3,897	3,897	83,009	31,394

The accompanying notes are an integral part of these financial statements.

21

AmericaFirst Funds

Statements of Changes in Net Assets

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Period**
	Ended	Ended	Ended	Ended	Ended
	December 31, 2013	June 30, 2013	December 31, 2013	June 30, 2013	December 31, 2013
	(Unaudited)		(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(90,091)	$23,611	$304,093	$1,249,632	$(4,562)
Net realized gain (loss) on investments. options written and securities sold short	1,283,366	767,275	3,494,364	2,999,062	(129,346)
Change in net unrealized appreciation (depreciation) on investments and securities sold short	2,978,260	(1,126,360)	3,250,831	764,540	53,113
Net increase (decrease) in net assets resulting from operations	4,171,535	(335,474)	7,049,288	5,013,234	(80,795)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	—	—	(1,518,956)	—	—
Net realized gain - Class I	—	—	—	—	—
Net realized gain - Class U	—	—	—	—	—
Net realized gain - Class C	—	—	(1,852,097)	—	—
Net investment income - Class A	—	—	(42,319)	(661,492)	—
Net investment income - Class I	—	—	—	—	—
Net investment income - Class U	—	—	—	—	—
Net investment income - Class C	—	—	(3,660)	(618,123)	—
Return of capital - Class A	—	(52,725)	—	—	—
Return of capital - Class I	—	(9,545)	—	—	—
Return of capital - Class U	—	(5,098)	—	—	—
Total distributions to shareholders	—	(67,368)	(3,417,032)	(1,279,615)	—

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	709,199	1,672,529	3,099,309	10,093,721	4,100,426
Reinvestment of dividends	—	42,380	1,445,509	587,940	—
Cost of shares redeemed	(2,161,842)	(14,880,589)	(5,098,842)	(6,301,364)	(13,659)
Redemption fees	488	1,583	505	4,483	50
Total Class A Transactions	(1,452,155)	(13,164,097)	(553,519)	4,384,780	4,086,817

Class I
Proceeds from shares sold	224,976	276,226	—	—	3,005,561
Reinvestment of dividends	—	8,282	—	—	—
Cost of shares redeemed	(171,109)	(4,439,685)	—	—	—
Redemption fees	41	36	—	—	32
Total Class I Transactions	53,908	(4,155,141)	—	—	3,005,593

Class U
Proceeds from shares sold	199,277	138,635	—	—	1,446,929
Reinvestment of dividends	—	4,280	—	—	—
Cost of shares redeemed	(2,205,645)	(12,539,620)	—	—	(9,761)
Redemption fees	458	659	—	—	14
Total Class U Transactions	(2,005,910)	(12,396,046)	—	—	1,437,182

Class C
Proceeds from shares sold	—	—	2,169,295	3,109,128	—
Reinvestment of dividends	—	—	1,784,684	569,773	—
Cost of shares redeemed	—	—	(2,378,454)	(5,024,715)	—
Redemption fees	—	—	613	242	—
Total Class C Transactions	—	—	1,576,138	(1,345,572)	—

Net increase (decrease) from capital share transactions	(3,404,157)	(29,715,284)	1,022,619	3,039,208	8,529,592

TOTAL INCREASE (DECREASE) IN NET ASSETS	767,378	(30,118,126)	4,654,875	6,772,827	8,448,797

NET ASSETS:
Beginning of period	18,270,328	48,388,454	49,369,061	42,596,234	—
End of period*	$19,037,706	$18,270,328	$54,023,936	$49,369,061	$8,448,797

* Includes undistributed net investment income (loss) of:	$(92,022)	$(1,931)	$258,114	$—	$(4,562)

**	Commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

22

AmericaFirst Funds

Statements of Changes in Net Assets (Continued)

	Absolute Return Fund		Quantitative Strategies Fund		Seasonal Trends Fund
	Six Months	Year	Six Months	Year	Period**
	Ended	Ended	Ended	Ended	Ended
	December 31, 2013	June 30, 2013	December 31, 2013	June 30, 2013	December 31, 2013
SHARE ACTIVITY:	(Unaudited)		(Unaudited)		(Unaudited)
Class A
Shares sold	67,658	180,119	461,903	1,610,819	406,829
Reinvested distributions	—	4,536	219,025	94,072	—
Shares redeemed	(203,434)	(1,610,102)	(776,699)	(1,008,789)	(1,377)
Net increase (decrease)	(135,776)	(1,425,447)	(95,771)	696,102	405,452

Class I
Shares sold	19,935	29,392	—	—	298,813
Reinvested distributions	—	887	—	—	—
Shares redeemed	(16,860)	(477,198)	—	—	—
Net increase (decrease)	3,075	(446,919)	—	—	298,813

Class U
Shares sold	18,988	15,081	—	—	144,988
Reinvested distributions	—	452	—	—	—
Shares redeemed	(216,232)	(1,386,267)	—	—	(968)
Net increase (decrease)	(197,244)	(1,370,734)	—	—	144,020

Class C
Shares sold	—	—	326,733	502,562	—
Reinvested distributions	—	—	272,055	91,461	—
Shares redeemed	—	—	(360,062)	(820,806)	—
Net increase (decrease)	—	—	238,726	(226,783)	—

** Commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

23

AmericaFirst Defensive Growth Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Period

	Class A						Class I
	Six Months		For the Year	For the Year	For the Period		Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended		Ended		Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)		December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)						(Unaudited)
Net asset value, beginning of period	$11.58		$10.70	$9.99	$10.00		$11.71		$10.77	$9.98	$10.00

Investment operations:
Net investment income (loss)	(0.07)		(0.06)	(0.16)	—	(c)	(0.03)		(0.06)	(0.12)	—	(c)
Net realized and unrealized gain (loss) on investments	1.21		1.72	0.92	(0.01)		1.23		1.79	0.93	(0.02)
Total from investment operations	1.14		1.66	0.76	(0.01)		1.20		1.73	0.81	(0.02)

Distributions from:
Net investment income	—		(0.07)	—	—		—		(0.09)	—	—
Net realized gain	(0.87)		(0.71)	(0.05)	—		(0.87)		(0.71)	(0.05)	—
Total distributions	(0.87)		(0.78)	(0.05)	—		(0.87)		(0.80)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	—	(c)	—	(c)	0.01	0.03	—	(c)

Net asset value, end of period	$11.85		$11.58	$10.70	$9.99		$12.04		$11.71	$10.77	$9.98

Total return (a)	9.91	% (f)	16.35%	7.64%	(0.10	)% (f)	10.32	% (f)	16.97%	8.45%	(0.20	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$12,728		$10,754	$5,818	$1,469		$11,036		$8,406	$2,681	$3,001
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.40	% (e)	3.38%	4.06%	5.96	% (e)	2.90	% (e)	2.83%	3.36%	5.46	% (e)
After fees waived and expenses absorbed (d)	3.13	% (e)	2.92%	3.43%	2.59	% (e)	2.48	%( e)	2.41%	2.76%	2.09	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(1.50	)% (e)	(1.02)%	(2.20)%	(3.95	)% (e)	(0.93	)% (e)	(0.93)%	(1.74)%	(3.57	)% (e)
After expense reimbursement (d)	(1.23	)% (e)	(0.57)%	(1.57)%	(0.58	)% (e)	(0.51	)% (e)	(0.50)%	(1.14)%	(0.20	)% (e)
Portfolio turnover rate	198.23	% (f)	330.29%	492.70%	41.02	% (f)	198.23	% (f)	330.29%	492.70%	41.02	% (f)

	Class U
	Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$11.44		$10.62	$9.97	$10.00

Investment operations:
Net investment income (loss)	(0.10)		(0.09)	(0.21)	(0.01)
Net realized and unrealized gain (loss) on investments	1.20		1.68	0.90	(0.02)
Total from investment operations	1.10		1.59	0.69	(0.03)

Distributions from:
Net investment income	—		(0.06)	—	—
Net realized gain	(0.87)		(0.71)	(0.05)	—
Total distributions	(0.87)		(0.77)	(0.05)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	0.01	—	(c)

Net asset value, end of period	$11.67		$11.44	$10.62	$9.97

Total return (a)	9.68	% (f)	15.74%	7.05%	(0.30	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7,630		$6,146	$5,661	$3,575
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.90	% (e)	3.90%	4.47%	6.46	% (e)
After fees waived and expenses absorbed (d)	3.63	% (e)	3.43%	3.85%	3.09	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(1.98	)% (e)	(1.32)%	(2.73)%	(4.23	)% (e)
After expense reimbursement (d)	(1.71	)% (e)	(0.86)%	(2.11)%	(0.86	)% (e)
Portfolio turnover rate	198.23	% (f)	330.29%	492.70%	41.02	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.51% for the six months ended December 31, 2013, 0.40% for the year ended June 30, 2013, 0.82% for the year ended June 30, 2012 and 0.14% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.17% for the six months ended December 31, 2013, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(1)	The AmericaFirst Defensive Growth Fund commenced operations on May 23, 2011.

The accompanying notes are an integral part of these financial statements.

24

AmericaFirst Income Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Period

	Class A						Class I
	Six Months		For the Year	For the Year	For the Period		Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended		Ended		Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)		December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)						(Unaudited)
Net asset value, beginning of period	$9.21		$9.05	$10.09	$10.00		$9.21		$9.05	$10.09	$10.00

Investment operations:
Net investment income	0.18		0.60	0.52	0.54		0.20		0.65	0.52	0.59
Net realized and unrealized gain (loss) on investments	0.34		0.23	(1.00)	0.30	(g)	0.35		0.23	(0.96)	0.30	(g)
Total from investment operations	0.52		0.83	(0.48)	0.84		0.55		0.88	(0.44)	0.89

Distributions from:
Net investment income	(0.33)		(0.56)	(0.55)	(0.55)		(0.35)		(0.60)	(0.59)	(0.60)
Net realized gain	—		—	(0.01)	(0.20)		—		—	(0.01)	(0.20)
Return of capital	—		(0.11)	—	—		—		(0.12)	—	—
Total distributions	(0.33)		(0.67)	(0.56)	(0.75)		(0.35)		(0.72)	(0.60)	(0.80)

Paid in Capital from Affiliate Payment	—		— (c)	— (c)	—		—		—	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	—	(c)	—	(c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$9.40		$9.21	$9.05	$10.09		$9.41		$9.21	$9.05	$10.09

Total return (a)	5.63	% (f)	9.44%	(4.51)%	8.36	% (f)	5.98	% (f)	9.96%	(4.01)%	8.86	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$13,955		$10,325	$5,539	$8,477		$9,949		$8,900	$4,749	$13,277
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.41	% (e)	2.52%	2.43%	2.31	% (e)	1.91	% (e)	2.02%	1.93%	1.81	% (e)
After fees waived and expenses absorbed (d)	2.20	% (e)	2.21%	2.25%	2.21	% (e)	1.62	% (e)	1.71%	1.73%	1.71	% (e)
Ratio of net investment income to average net assets:(b)
Before expense reimbursement (d)	3.59	% (e)	6.23%	5.64%	5.14	% (e)	4.03	% (e)	6.76%	5.53%	5.94	% (e)
After expense reimbursement (d)	3.79	% (e)	6.54%	5.82%	5.24	% (e)	4.32	% (e)	7.07%	5.73%	6.04	% (e)
Portfolio turnover rate	143.11	% (f)	315.48%	411.30%	309.01	% (f)	143.11	% (f)	315.48%	411.30%	309.01	% (f)

	Class U
	Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(1)
	(Unaudited)
Net asset value, beginning of period	$9.21		$9.04	$10.07	$10.00

Investment operations:
Net investment income	0.15		0.55	0.46	0.50
Net realized and unrealized gain (loss) on investments	0.34		0.24	(0.99)	0.28	(g)
Total from investment operations	0.49		0.79	(0.53)	0.78

Distributions from:
Net investment income	(0.31)		(0.52)	(0.49)	(0.51)
Net realized gain	—		—	(0.01)	(0.20)
Return of capital	—		(0.10)	—	—
Total distributions	(0.31)		(0.62)	(0.50)	(0.71)

Paid in Capital from Affiliate Payment	—		—	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$9.39		$9.21	$9.04	$10.07

Total return (a)	5.27	% (f)	8.98%	(4.99)%	7.71	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$11,824		$10,825	$10,349	$23,799
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.91	% (e)	3.02%	2.93%	2.81	% (e)
After fees waived and expenses absorbed (d)	2.70	% (e)	2.71%	2.75%	2.71	% (e)
Ratio of net investment income to average net assets:(b)
Before expense reimbursement (d)	3.05	% (e)	5.71%	4.88%	5.25	% (e)
After expense reimbursement (d)	3.25	% (e)	6.01%	5.06%	5.35	% (e)
Portfolio turnover rate	143.11	% (f)	315.48%	411.30%	309.01	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.01% for the year ended June 30, 2013, 0.04% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Income Trends Fund commenced operations on July 1, 2010.

The accompanying notes are an integral part of these financial statements.

25

AmericaFirst Absolute Return Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Period

	Class A							Class I
	Six Months		For the Year	For the Year	For the Year	For the Period		Six Months		For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended		Ended		Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010(1)		December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011(2)
	(Unaudited)							(Unaudited)
Net asset value, beginning of period	$9.29		$9.31	$10.80	$8.73	$10.00		$9.39		$9.40	$10.85	$9.07

Investment operations:
Net investment income (loss)	(0.04)		0.03	(0.11)	(0.09)	(0.01)		(0.01)		0.06	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	2.37		(0.01)	(0.76)	2.16	(1.26)		2.39		0.01 (g)	(0.76)	1.79
Total from investment operations	2.33		0.02	(0.87)	2.07	(1.27)		2.38		0.07	(0.83)	1.78

Distributions from:
Net realized gain	—		—	(0.62)	—	—		—		—	(0.62)	—
Return of capital	—		(0.04)	—	—	—		—		(0.08)	—	—
Total distributions	—		(0.04)	(0.62)	—	—		—		(0.08)	(0.62)	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—		—	(c)	— (c)	— (c)	—	(c)

Net asset value, end of period	$11.62		$9.29	$9.31	$10.80	$8.73		$11.77		$9.39	$9.40	$10.85

Total return (a)	25.08	% (f)	0.21%	(8.10)%	23.71%	(12.70	)% (f)	25.35	% (f)	0.72%	(7.68)%	19.63	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,461		$8,823	$22,113	$42,773	$34,043		$899		$688	$4,890	$13,774
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.00	% (e)	3.00%	3.41%	2.40%	2.78	% (e)	2.50	% (e)	2.53%	2.86%	1.90	% (e)
After fees waived and expenses absorbed (d)	2.45	% (e)	2.74%	3.41%	2.46%	2.45	% (e)	1.90	% (e)	2.24%	2.86%	1.96	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(1.29	)% (e)	0.01%	(1.15)%	(0.71)%	(0.97	)% (e)	(0.75	)% (e)	0.45%	(0.72)%	(0.02	)% (e)
After expense reimbursement (d)	(0.74	)% (e)	0.28%	(1.15)%	(0.77)%	(0.64	)% (e)	(0.14	)% (e)	0.65%	(0.72)%	(0.08	)% (e)
Portfolio turnover rate	188.16	% (f)	601.59%	680.35%	575.17%	347.59	% (f)	188.16	% (f)	601.59%	680.35%	575.17	% (f)

	Class U
	Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	December 31, 2013		June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010(1)
	(Unaudited)
Net asset value, beginning of period	$9.15		$9.19	$10.72	$8.72	$10.00

Investment operations:
Net investment income (loss)	(0.06)		(0.02)	(0.16)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	2.33		(0.02)	(0.75)	2.13	(1.25)
Total from investment operations	2.27		(0.04)	(0.91)	2.00	(1.28)

Distributions from:
Net realized gain	—		—	—	—	—
Return of capital	—		—	(0.62)	—	—
Total distributions	—		—	(0.62)	—	—

Paid in Capital from Redemption Fees	—	(c)	— (c)	— (c)	— (c)	—

Net asset value, end of period	$11.42		$9.15	$9.19	$10.72	$8.72

Total return (a)	24.81	% (f)	(0.38)%	(8.54)%	22.94%	(12.80	)% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,677		$8,759	$21,385	$47,319	$30,751
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.50	% (e)	3.52%	3.90%	2.90%	3.28	% (e)
After fees waived and expenses absorbed (d)	2.95	% (e)	3.25%	3.90%	2.96%	2.95	% (e)
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(1.80	)% (e)	(0.48)%	(1.68)%	(1.21)%	(1.47	)% (e)
After expense reimbursement (d)	(1.25	)% (e)	(0.21)%	(1.68)%	(1.27)%	(1.14	)% (e)
Portfolio turnover rate	188.16	% (f)	601.59%	680.35%	575.17%	347.59	% (f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.02% for the six months ended December 31, 2013, 0.26% for the year ended June 30, 2013, 0.77% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense. The ratios include 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.

(e)	Annualized.

(f)	Not annualized.

(g)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(1)	The AmericaFirst Absolute Return Fund Class A and Class U commenced operations on February 26, 2010.

(2)	The AmericaFirst Absolute Return Fund Class I commenced operations on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

26

AmericaFirst Quantitative Strategies Fund

Financial Highlights

For a Fund Share Outstanding Throughout Each Period

	Class A
	Six Months		For the Year		For the Year		For the Year	For the Year		For the Year
	Ended		Ended		Ended		Ended	Ended		Ended
	December 31, 2013		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009
	(Unaudited)
Net asset value, beginning of period	$6.29		$5.77		$6.67		$5.58	$4.81		$7.89

Investment operations:
Net investment income	0.05		0.19		0.17		0.19	0.15		0.23
Net realized and unrealized gain (loss) on investments	0.88		0.52		(0.13)		1.33	0.76		(3.06)
Total from investment operations	0.93		0.71		0.04		1.52	0.91		(2.83)

Distributions from:
Net investment income	(0.01)		(0.19)		(0.18)		(0.19)	(0.14)		(0.25)
Net realized gain	(0.45)		—		(0.77)		(0.24)	—		—
Total distributions	(0.46)		(0.19)		(0.95)		(0.43)	(0.14)		(0.25)

Paid in Capital from Affiliate Payment	—		—		0.01		—	—		—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	—	(c)	—	—		—

Net asset value, end of period	$6.76		$6.29		$5.77		$6.67	$5.58		$4.81

Total return (a)	15.01	% (f)	12.43	%(h)	2.16	%(h)	27.66%	18.96%		(35.75)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$24,666		$23,521		$17,566		$23,856	$16,669		$2,857
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	1.77	% (e)	1.73%		1.74%		1.78%	2.46	% (g)	6.42%
After fees waived and expenses absorbed (d)	1.50	% (e)	1.50%		1.52%		1.51%	1.59	% (g)	2.33%
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	1.23	% (e)	2.86%		2.69%		2.65%	2.55	% (g)	(0.88)%
After expense reimbursement (d)	1.50	% (e)	3.09%		2.91%		2.92%	3.42	% (g)	3.21%
Portfolio turnover rate	158.70	% (f)	228.87%		346.05%		284.37%	76.67%		188.73%

	Class C
	Six Months		For the Year		For the Year		For the Year	For the Year		For the Year
	Ended		Ended		Ended		Ended	Ended		Ended
	December 31, 2013		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010		June 30, 2009
	(Unaudited)
Net asset value, beginning of period	$6.26		$5.74		$6.64		$5.56	$4.81		$7.89

Investment operations:
Net investment income	0.03		0.15		0.14		0.14	0.11		0.19
Net realized and unrealized gain (loss) on investments	0.88		0.52		(0.14)		1.33	0.76		(3.05)
Total from investment operations	0.91		0.67		0.00		1.47	0.87		(2.86)

Distributions from:
Net investment income	—	(c)	(0.15)		(0.13)		(0.15)	(0.12)		(0.22)
Net realized gain	(0.45)		—		(0.77)		(0.24)	—		—
Total distributions	(0.45)		(0.15)		(0.90)		(0.39)	(0.12)		(0.22)

Paid in Capital from Affiliate Payment	—	(c)	—		—		—	—		—

Paid in Capital from Redemption Fees	—	(c)	—	(c)	—	(c)	—	—		—

Net asset value, end of period	$6.72		$6.26		$5.74		$6.64	$5.56		$4.81

Total return (a)	14.72	% (f)	11.68%		1.32%		26.73%	17.95%		(36.21)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$29,358		$25,848		$25,030		$39,703	$16,428		$325
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.52	% (e)	2.48%		2.49%		2.53%	3.22	% (g)	7.17%
After fees waived and expenses absorbed (d)	2.25	% (e)	2.25%		2.27%		2.26%	2.34	% (g)	3.08%
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	0.49	% (e)	2.16%		2.08%		2.09%	1.96	% (g)	(1.63)%
After expense reimbursement (d)	0.76	% (e)	2.39%		2.30%		2.36%	2.84	% (g)	2.46%
Portfolio turnover rate	158.70	% (f)	228.87%		346.05%		284.37%	76.67%		188.73%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	The ratios include 0.02% for the year ended June 30, 2012 and 0.01% for the period ended June 30, 2011 attributed to interest expense.

(e)	Annualized.

(f)	Not annualized.

(g)	The ratios include the impact of the consolidation of America First Growth Portfolio, Series 2 of 0.09% and 0.83% for the years ended June 30, 2010 and June 30, 2009, respectively. These ratios exclude the impact of expenses of the underlying unit investment trusts other than America First Growth Portfolio.

(h)	For the year ended June 30, 2012, 0.27% of the Fund’s Class A shares’ total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 1.89%.

The accompanying notes are an integral part of these financial statements.

27

AmericaFirst Seasonal Trends Fund

Financial Highlights

For a Fund Share Outstanding Throughout the Period

	Class A	Class I	Class U
	For the Period	For the Period	For the Period
	Ended	Ended	Ended
	December 31, 2013(1)	December 31, 2013(1)	December 31, 2013(1)
	(Unaudited)	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$10.00	$10.00	$10.00

Investment operations:
Net investment income (loss)	(0.01)	— (c)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	(0.03)
Total from investment operations	(0.04)	(0.03)	(0.05)

Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—

Paid in Capital from Redemption Fees	— (c)	— (c)	— (c)

Net asset value, end of period	$9.96	$9.97	$9.95

Total return (a)(e)	(0.40)%	(0.30)%	(0.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4,038	$2,978	$1,433
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.24%	3.86%	4.67%
After fees waived and expenses absorbed (d)	2.45%	1.95%	2.95%
Ratio of net investment income (loss) to average net assets:(b)
Before expense reimbursement (d)	(2.45)%	(1.99)%	(3.05)%
After expense reimbursement (d)	(0.61)%	(0.03)%	(1.30)%
Portfolio turnover rate (e)	51.97%	51.97%	51.97%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and excludes all sales charges.

(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.

(c)	Less than $0.01 per share.

(d)	Annualized.

(e)	Not annualized.

(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.

The accompanying notes are an integral part of these financial statements.

28

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the Trust was a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. These financial statements include the following five series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Absolute Return Fund, AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Trends Fund (each a “Fund” and collectively, the “Funds”). The Funds, except for AmericaFirst Defensive Growth Fund, are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds and the AmericaFirst Defensive Growth & Income Portfolio, Series 1 (the “UIT1”), AmericaFirst Defensive Growth & Income Portfolio, Series 2 (the “UIT2”) and AmericaFirst Defensive Growth & Income Portfolio, Series 3 (the “UIT3”) (collectively, the “UITs”). .

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve total return with a high rate of current income and total return with lower volatility than common stocks as measured by standard deviation.

AmericaFirst Absolute Return Fund (“Absolute Return Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on
September 28, 2007. Prior to November 3, 2008, the Fund was named the AmericaFirst Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

The Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Seasonal Trends Fund offer three classes of shares, Class A, Class I and Class U. The Quantitative Strategies Fund offers two classes of shares, Class A and Class C. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The net asset values per unit of the UITs is determined as of the close of regular trading on the NYSE on each day when the NYSE is open for trading. The UITs generally determine the value of securities using the last sale price for securities traded on a national securities exchange.  In some cases the UITs will price a security based on its fair value after considering appropriate factors relevant to the value of the security.  The UITs will only do this if a security is not principally traded on a national securities exchange or if the market quotes are unavailable or inappropriate.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

29

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$32,206,530	$32,206,530	$—	$—
Unit Investment Trust	449,230	—	449,230	—
Short Term Investment	591,499	591,499	—	—
Total	$33,247,259	$32,798,029	$449,230	$—

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock Sold Short (2)	$5,669,212	$5,669,212	$—	$—
Total	$5,669,212	$5,669,212	$—	$—

Income Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$18,500,544	$18,500,544	$—	$—
Exchange Traded Fund (2)	13,498,757	13,498,757	—	—
Bonds & Notes (2)	1,158,375	—	1,158,375	—
Unit Investment Trust	3,272,001	—	3,272,001	—
Short Term Investment	1,971,128	1,971,128	—	—
Total	$38,400,805	$33,970,429	$4,430,376	$—

Absolute Return Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$17,919,953	$17,919,953	$—	$—
Unit Investment Trust	768,206	—	768,206	—
Total	$18,688,159	$17,919,953	$768,206	$—

30

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$40,128,321	$39,043,515	$1,084,806	$—
Bonds & Notes (2)	1,362,900	—	1,362,900	—
Unit Investment Trust	2,997,955	—	2,997,955	—
Exchange Traded Fund	10,373,620	10,373,620	—	—
Short Term Investment	2,588,290	2,588,290	—	—
Total	$57,451,086	$52,005,425	$5,445,661	$—

Seasonal Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,519,725	$7,519,725	$—	$—
Short Term Investment	837,416	837,416	—	—
Total	$8,357,141	$8,357,141	$—	$—

(1)	As of and during the period ended December 31, 2013, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	For a detailed break-out of common stocks, preferred stocks, and bonds & notes by investment category please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the six months ended December 31, 2013. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b) Short Sales – A “short sale” is a transaction in which a fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline.  A fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c) Federal Income Tax - The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2010-2012) or expected to be taken in the Funds’ 2013 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d) Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative share balances. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

31

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

g) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$51,665,659	$47,357,765
Income Trends Fund	52,536,488	46,094,531
Absolute Return Fund	34,655,086	38,021,672
Quantitative Strategies Fund	78,496,806	78,936,811
Seasonal Trends Fund	11,036,672	3,440,714

There were no government securities purchased or sold by the Funds during the period.

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of the Investment Management Agreements (the “Management Agreements”). Under the terms of the Management Agreements, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreements provide that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreements, the Manager is paid a monthly management fee at the annual rate of 1.50%, 1.25%, 1.50%, 1.00% and 1.50% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively. For the six months ended December 31, 2013, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund incurred $214,613, $209,058, $141,301, $251,257 and $13,780 of management fees, before waiver and reimbursements described below.

AFCM and the Funds have entered into an Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive, with respect to the Funds’ Class A, Class C, Class U and Class I Shares of the Seasonal Trends Fund, of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation, and with respect to the Funds’ Class I Shares except the Seasonal Trends Fund, exclusive of any front-end or contingent deferred loads, taxes,  brokerage commissions, expenses incurred in connection with any merger or reorganization, underlying fund fees and expenses or extraordinary expenses such as litigation) at 2.45% for Class A, 1.94% for Class I and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through October 31, 2015; at 2.20% for Class A, 1.40% for Class I and 2.70% for Class U of the Income Trends Fund’s average daily net assets through October 31, 2015; at 2.45% for Class A, 1.74% for Class I and 2.95% for the Class U of the Absolute Return Fund’s average daily net assets through October 31, 2015 and 1.50% for Class A and 2.25% for Class C of the Quantitative Strategies Fund’s average daily net assets through October 31, 2015; at 2.45% for Class A, 1.95% for Class I and 2.95% for the Class U of the Seasonal Trends Fund’s average daily net assets through October 31, 2015. Through November 7, 2013, the Expense Limits for Class I under which the Manager had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) were 1.95%, 1.95% and 1.70% of the average daily net assets of the Absolute Return Fund, Defensive Growth Fund and Income Trends Fund, respectively. However, as of November 8, 2013, Class I shares of the Defensive Growth Fund, Income Trends Fund and Absolute Return Fund do not exclude borrowing costs from the Expense Limits.

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the six months ended December 31, 2013, the Manager waived management fees of $45,012 for the Defensive Growth Fund. The Manager may recapture $23,101, $74,769, and $72,989 no later than June 30, 2014, June 30, 2015, and June 30, 2016 respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2013, the Manager waived management fees of $38,445 for the Income Trends Fund. The Manager may recapture $35,882, $51,974, and $72,391 no later than June 30, 2014, June 30, 2015, and June 30, 2016 respectively, subject to the terms of the Expense Limitation

32

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(3)	INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Agreement. For the six months ended December 31, 2013, the Manager waived management fees of $52,043 for the Absolute Return Fund. The Manager may recapture $3,266 and $80,241 no later than June 30, 2015 and June 30, 2016, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2013, the Manager waived management fees of $66,844 for the Quantitative Strategies Fund. The Manager may recapture $138,204, $109,711, and $105,032 no later than June 30, 2014, June 30, 2015 and June 30, 2016, respectively, subject to the terms of the Expense Limitation Agreement. For the six months ended December 31, 2013, the Manager waived management fees of $17,217 for the Seasonal Trends Fund.

The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.50% for Class A and 1.00% for Class U, respectively, per year of its average daily net assets of the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund and the Seasonal Trends Fund for such distribution and shareholder service activities. The Quantitative Strategies Fund may pay up to 0.25% for Class A and 1.00% for Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended December 31, 2013, $64,916, $87,034, $67,182, $165,520 and $3,585 were accrued under the Plan for the Defensive Growth Fund, the Income Trends Fund, the Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2013, the Distributor received underwriter commissions of $510,653 for sales of Class A, Class C and Class U shares, of which $63,174 was retained by the principal underwriter or other affiliated broker-dealers.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

Garfield Holdings, LLC, an affiliate of the Manager, provides compliance services to the Funds.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Funds.

(4)	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended December 31, 2013, the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund, Quantitative Strategies Fund and Seasonal Trends Fund assessed $2,663, $1,227, $987, $1,118 and $96, respectively, in redemption fees.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended June 30, 2013 and June 30, 2012 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
6/30/2013	Income	Capital Gain	Capital	Distribution
Defensive Growth Fund	$947,339	$2,470	$—	$949,809
Income Trends Fund	1,370,485	—	332,558	1,703,043
Absolute Return Fund	—	—	67,368	67,368
Quantitative Strategies Fund	1,279,615	—	—	1,279,615

For fiscal year ended	Ordinary	Long-Term	Total
6/30/2012	Income	Capital Gain	Distribution
Defensive Growth Fund	$64,338	$—	$64,338
Income Trends Fund	1,490,256	29,109	1,519,365
Absolute Return Fund	3,703,334	549,057	4,252,391
Quantitative Strategies Fund	7,376,808	42,494	7,419,302
33

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

As of June 30, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Defensive Growth Fund	$1,049,070	$—	$—	$—	$—	$1,000,766	$2,049,836
Income Trends Fund	—	—	(6,019,202)	—	—	(81,096)	(6,100,298)
Absolute Return Fund	—	—	(9,682,732)	—	(1,931)	(730,648)	(10,415,311)
Quantitative Strategies Fund	621,780	—	—	—	—	1,230,698	1,852,478

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/ (loss) and accumulated net realized gains/ (losses) from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, partnerships and grantor trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Absolute Return Fund incurred and elected to defer such late year losses of $1,931.

At June 30, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Absolute Return	$8,574,539	$1,108,193	$9,682,732
Income Trends Fund	6,019,202	—	$6,019,202

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses), net operating losses, reclass of income distributions, passive foreign investment companies, real estate investment trusts, partnerships, royalty and grantor trusts, and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the period ended June 30, 2013 as follows for the following Funds:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized Gain/(Loss)
	Capital	Income	from Security Transactions
Defensive Growth Fund	$—	$188,525	$(188,525)
Income Trends Fund	—	(112,572)	112,572
Absolute Return Fund	(411,980)	386,975	25,005
Quantitative Strategies Fund	—	29,983	(29,983)

(6)	INVESTMENTS IN AFFILIATED COMPANIES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in the company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Absolute Return Fund, Defensive Growth Fund, Income Trends Fund and Quantitative Strategies Fund as of December 31, 2013 amounted to $19,037,706, $31,394,151, $35,727,944 and $54,023,936, respectively, representing 4.0%, 1.4%, 9.2% and 5.5% of net assets, respectively. Companies which are affiliates of the Funds at December 31, 2013 are noted in the Funds’ Schedule of Investments. Transactions during the year with companies which are affiliates are as follows:

34

AMERICAFIRST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(6)	INVESTMENTS IN AFFILIATED COMPANIES (continued)

		Value - Beginning of			Dividends Credited	Value -End of
Description		Year	Purchases	Sales Proceeds	to Income	Period
Absolute Return Fund
UIT2		$—	$649,986	$—	$8,718	$572,324
UIT3		—	199,992		2,985	195,882
	TOTAL	$—	$849,978	$—	$11,703	$768,206
Defensive Growth Fund
UIT2		$—	$506,979	$—	$6,843	$449,230
	TOTAL	$—	$506,979	$—	$6,843	$449,230
Income Trends Fund
UIT1		$1,235,536	$—	$—	$13,703	$1,224,404
UIT2		—	499,984	—	6,752	443,257
UIT3		—	1,635,560	—	24,445	1,604,340
	TOTAL	$1,235,536	$2,135,544	$—	$44,900	$3,272,001
Quantitative Strategies Fund
UIT1		$2,391,399	$2,251,691	$—	$26,523	$2,369,854
UIT2		—	564,946	—	7,676	503,924
UIT3		—	124,999	—	1,892	124,177
	TOTAL	$2,391,399	$2,941,636	$—	$36,091	$2,997,955

(7)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Income Trends Fund currently invests a portion of its assets in the SPDR Barclays Short Term High Yield Bond ETF (the “SPDR ETF”). The Income Trends Fund may redeem its investment from the SPDR ETF at any time if the Manager determines that it is in the best interest of the Income Trends Fund and its shareholders to do so.  The performance of the Income Trends Fund may be directly affected by the performance of the SPDR ETF.  The financial statements of the SPDR ETF, including the portfolio of investments, can be found at spdrs.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Income Trends Fund’s financial statements.  As of December 31, 2013 the percentage of the Income Trends Fund’s net assets invested in the SPDR ETF was 33.65%.

(8)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

35

Additional Information (Unaudited)

Approval of Advisory Agreement

At a meeting held on September 26, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of AmericaFirst Quantitative Funds (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of an amendment to the investment advisory agreement (the “Advisory Agreement”) between AmericaFirst Capital Management, LLC (the “Adviser”) and the Trust, on behalf of each of the AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”), AmericaFirst Income Trends Fund (“Income Trends Fund”), AmericaFirst Absolute Return Fund (“Absolute Return Fund”) and AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”), as existing series of the Trust, and also the AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”, and with the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund, each a “Fund” and together, the “Funds”), as a new series of the Trust.

In connection with the Board’s consideration of the Advisory Agreement, the Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel; (b) the Adviser’s operations and financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s proposed overall fees and operating expenses compared with similar mutual funds; (f) the anticipated level of profitability from the Adviser’s fund-related operations; and (g) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions.

In its consideration of the approval of the Advisory Agreement for the Funds, the Independent Trustees did not identify any single factor as controlling. Matters considered by the Independent Trustees in connection with its approval of the Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Independent Trustees reviewed materials provided by the Adviser related to the proposed Advisory Agreement with the Trust on behalf of the Funds and the Seasonal Trends Fund, including the proposed Advisory Agreement, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a profitability analysis and projections of financial condition, an overview of the personnel that would perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.

In reaching their conclusions, the Independent Trustees considered that the Adviser is comprised of experienced personnel and has presented a lengthy track record of performance consistent with the investment objectives of each of the Funds. The Independent Trustees further considered that the Adviser also has dedicated personnel to the marketing and distributing the Funds and that the Adviser’s efforts appeared likely to attract investment into the Funds. The Independent Trustees also noted that the Adviser has focused its attention on bolstering its compliance policies and procedures, as well as other administrative and recordkeeping functions, and found that the Adviser’s attention to and services provided in such areas was sufficient.

The Independent Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds was satisfactory.

Performance. The Independent Trustees next reviewed and considered the performance of each of the Funds as compared to each Fund’s respective benchmark index.

36

With respect to the Defensive Growth Fund, the Independent Trustees noted that the Fund (Class A Shares) returned 16.35% for the one-year period ended June 30, 2013 and 11.24% since the Fund’s inception on May 23, 2011, outperforming its benchmark, the Lipper Long/Short Equity Index for each respective period. The Independent Trustees also noted that the Defensive Growth Fund outperformed the mean of the Morningstar Long/Short Equity category for the annual period ended June 30, 2013.

With respect to the Income Trends Fund, the Independent Trustees noted that the Fund (Class A Shares) returned 9.44% and 3.86% for the one-year and three-year periods ended June 30, 2013, respectively, outperforming its benchmark, the Barclays Aggregate Bond Index, for each respective period. The Independent Trustees also noted that the Income Trends Fund outperformed the mean of the Morningstar Conservative Allocation category for the annual period ended June 30, 2013.

With respect to the Absolute Return Fund, the Independent Trustees noted that the Fund (Class A Shares) returned 0.21% and 4.44% for the one-year and three-year periods ended June 30, 2013, respectively, underperforming its benchmark, the Lipper Absolute Return Index, for the one-year period ended June 30, 2013, but outperforming over the three-year period. The Independent Trustees also noted that the Absolute Return Fund underperformed the mean of the Morningstar World Allocation category for the one- and three-year periods ended June 30, 2013.

With respect to the Quantitative Strategies Fund, the Independent Trustees noted that the Fund (Class A Shares) returned 12.43%, 13.61% and 2.31% for the one-, three- and five-year periods ended June 30, 2013, respectively, outperforming its benchmark, the Lipper Absolute Return Index, for each respective period, but marginally underperforming since the Fund’s inception in September, 2007. The Independent Trustees also noted that the Quantitative Strategies Fund outperformed the mean of the Morningstar Moderate Allocation category for the one- and three-year periods ended June 30, 2013, but underperformed over the five-year period. The Trustees concluded that performance was satisfactory.

With respect to the Seasonal Trends Fund, the Independent Trustees considered that the Fund is newly formed and as such did not have a record of prior performance to submit at the Meeting. However, the Independent Trustees considered a description of the principal investment strategy of the Seasonal Trends Fund, noting that the Fund’s investment strategy reflected a degree of sophistication. The Trustees further noted the Adviser’s experience with quantitative analysis and concluded that, with respect to each of the Funds, that the Adviser has sufficient expertise to deliver anticipated returns for the Funds in a manner consistent with the investment objective of each of the Funds, and that such return would be an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by the Adviser, the Independent Trustees discussed a comparison of each Fund’s advisory fee and total operating expense data as compared to a peer group comprised of the Morningstar category to which each Fund belonged based on based on categorically similar investment objectives and strategies.

With respect to the Defensive Growth Fund, the Independent Trustees found that the Fund’s advisory fee of 1.50% was marginally higher than the mean of its peer universe, the Morningstar Long/Short Equity category, and was not the highest and within a range of reasonable fees. The Independent Trustees also considered that the Fund has contractually agreed to limit its total annual operating expenses, and that its net expense ratio of 2.92% (as measured by Class A Shares) was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Income Trends Fund, the Independent Trustees found that the Fund’s advisory fee of 1.25% was higher than the mean of its peer universe, the Morningstar Conservative Allocation category, and was not the highest and within a range of reasonable fees. The Independent Trustees also considered that the Fund has contractually agreed to limit its total annual operating expenses, and that its net expense ratio of 2.21% (as measured by Class A Shares) was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

37

With respect to the Absolute Return Fund, the Independent Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, the Morningstar World Allocation category, and equaled the highest, but was within a range of reasonable fees. The Independent Trustees also considered that the Fund has contractually agreed to limit its total annual operating expenses, and that its net expense ratio of 2.74% (as measured by Class A Shares) was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Quantitative Strategies Fund, the Independent Trustees found that the Fund’s advisory fee of 1.00% was higher than the mean of its peer universe, the Morningstar Moderate Allocation category, but was not the highest and within a range of reasonable fees. The Independent Trustees also considered that the Fund has contractually agreed to limit its total annual operating expenses, and that its net expense ratio of 2.25% (as measured by Class A Shares) was less than the maximum of the Fund’s category average and within a range of reasonable expenses.

With respect to the Seasonal Trends Fund, the Independent Trustees found that the Fund’s advisory fee of 1.50% was higher than the mean of its peer universe, a composite of six Morningstar categories that incorporated the Fund’s seasonal investment strategy, but was not the highest and within a range of reasonable fees. The Independent Trustees also considered that the Fund has contractually agreed to limit its total annual operating expenses, and that its net expense ratio of 2.30% (as measured by Class A Shares) was less than the maximum of the Fund’s composite category average and within a range of reasonable expenses.

The Independent Trustees considered that the level of sophistication to be utilized by the Adviser in executing its investment strategies and concluded that the proposed contractual advisory fees to be paid to the Adviser with respect to each Fund was reasonable and acceptable in light of the quality of the services the Funds expected to receive from the Adviser.

Profitability. The Independent Trustees considered the Adviser’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Funds and the Fund’s projected growth. The Trustees reviewed a profitability analysis provided by the Adviser and noted that, based on the information provided, that the Adviser is waiving a portion of its fees with respect to each Fund and is expecting to waive a portion of its advisory fee for the first year of operation of the Seasonal Trends Fund. The Independent Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

Economies of Scale. The Independent Trustees considered whether the Adviser would realize economies of scale with respect to its management of the Funds. The Independent Trustees reviewed and considered an estimated profitability analysis and selected financial information of the Adviser. The Independent Trustees noted that the Adviser is currently subsidizing expenses for the Funds, and noted that although the current advisory fee schedule does not include breakpoints, the Adviser would be better able to consider evaluating a reduction in the advisory fee in the future once the Trust exceeds $500 million in aggregate assets. The Independent Trustees concluded that, for the current term of the Advisory Agreement and, with respect to the Seasonal Trends Fund, for an initial two-year period, that sharing economies of scale with shareholders was not a relevant consideration at this time.

Conclusion. The Independent Trustees, having requested and received such information from the Adviser as they believed reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, determined that approval of the Advisory Agreement for the Defensive Growth Fund, Income Trends Fund, Absolute Return Fund and Quantitative Strategies Fund for a one year term, and with respect to the Seasonal Trends Fund, an initial two-year term, is in the best interests of the Funds and their present and future shareholders. In considering the Advisory Agreement, the Independent Trustees did not identify any one factor as all important.

38

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

39

PRIVACY notice

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

40

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds does not jointly market.

41

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

8150 Sierra College Blvd.

Suite 290

Roseville, CA 95661

ADMINISTRATOR

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/12/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/12/14

By (Signature and Title)

/s/ Jim Colantino

       Jim Colantino, Treasurer

Date

3/12/14